UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015


[LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA VALUE FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA VALUE FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2015

 ===============================================

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

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR INVESTORS
TO FOCUS LESS ON WHAT'S HAPPENING DAY-TO-DAY IN     [PHOTO OF BROOKS ENGLEHARDT]
THE FINANCIAL MARKETS AND MORE ON THEIR OWN
FINANCIAL WELL-BEING."

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MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

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

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  it--to raise short-term interest rates. Elsewhere, central banks continued to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

    Portfolio of Investments                                                  13

    Notes to Portfolio of Investments                                         20

    Financial Statements                                                      21

    Notes to Financial Statements                                             24

EXPENSE EXAMPLE                                                               41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

202729-0315

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

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FUND OBJECTIVE

THE USAA VALUE FUND (THE FUND) SEEKS LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

The Fund invests its assets primarily in equity securities of companies that are considered to be undervalued. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Barrow, Hanley, Mewhinney & Strauss, LLC*

    TIMOTHY J. CULLER, CFA                             JOHN P. HARLOE, CFA

    JEFF G. FAHRENBRUCH, CFA                           CORY L. MARTIN

    DAVID W. GANUCHEAU, CFA                            JAMES S. McCLURE, CFA

    MARK GIAMBRONE                                     LEWIS ROPP

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o   PLEASE DISCUSS MARKET CONDITIONS DURING THE REPORTING PERIOD.

    Stocks rose moderately during for the six-month reporting period ended January 31, 2015, but with considerable volatility along the way. As the period began, geopolitical risks were at the forefront, with the Russia-Ukraine conflict ongoing, the Israeli military launching actions in Gaza, and unrest in the Middle East. On the economic front, fears of outright deflation in major regions, most notably Europe and Japan, were added to concerns over the impact on global growth of China's efforts to reform and restructure its economy. The United States stood as the principal bright spot globally, as data confirmed that the prior winter's lull in economic activity had been largely weather-driven. With inflation subdued and employment remaining below historical norms, the Federal Reserve (the Fed) indicated it was in no rush to raise short-term interest rates, further supporting the domestic growth outlook.

    Market jitters over increasing signs of possible deflation globally and speculation over the impact of an improving U.S. jobs picture on Fed policy caused stocks to dip in October 2014, before resuming their upward trend. The biggest story late in the reporting period was a collapse in oil prices, based on the outlook for weakened global demand

    * Effective December 1, 2014, James P. Barrow and Ray Nixon, Jr. are no longer co-managers of the Value Fund.

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2  | USAA VALUE FUND

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    and continued strong supply. Russia, highly dependent on oil revenues and already laboring under sanctions imposed in response to events in Ukraine, saw the ruble dive in relation to other key currencies, adding to geopolitical uncertainty. Against this backdrop, investors favored dollar-denominated assets, helping to keep U.S. interest rates low. Energy-related stocks suffered significant declines, while other areas of the market benefited from the anticipated positive impact of lower energy prices on U.S. consumers. Utilities, real estate investment trusts (REITs), and other dividend-oriented stocks continued to benefit from the investor search for yield.

o   HOW DID THE USAA VALUE FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month reporting period ended January 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares had total returns of 1.65%, 1.69%, and 1.50%, respectively. This compares to returns of 2.31% for the Russell 3000(R) Value Index (the Index) and 1.36% for the Lipper Multi-Cap Value Funds Index.

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS) is the subadviser to the Fund. The subadviser provides day-to-day discretionary management for the Fund's assets.

o WHAT WERE THE PRINCIPAL FACTORS THAT IMPACTED THE FUND'S PERFORMANCE RELATIVE TO THE INDEX DURING THE REPORTING PERIOD?

    In broad terms, the Fund has continued to be positioned for gradual economic improvement and an accompanying rise in market interest

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    rate levels. For the six-month reporting period, stock selection within the consumer discretionary and materials sectors added to the Fund's return relative to the Index, as did an underweight allocation to the energy sector. Security selection within the financials sector, where the Fund had a focus on lenders positioned to benefit from a rise in interest rate levels and an underweight allocation to REITs based on valuation concerns, detracted from the Fund's return. An underweight allocation to the utilities sector detracted as well.

    The most significant contributor to the Fund's relative performance was a positon in retailer Target Corp.(Target) within the consumer discretionary sector. Target's results had suffered from a weak 2014 retail environment and costs associated with its expansion into Canada, as well as negative sentiment over a breach of credit card data privacy for customers in its stores. The Fund added to its holdings while Target's share price was down, based on our view that Target is an excellent retailer and that the stock had been impacted by short-term issues. Target saw its shares rebound over the reporting period on an improved consumer outlook driven by a stronger economy, continued low interest rates and lower energy costs. Within consumer staples, the Fund's holding of tobacco company Altria Group Inc. contributed positively to returns, as investors were attracted to the company's high dividend payout. Another standout contributor to returns was medical device manufacturer Medtronic plc (Medtronic). Medtronic has benefited, along with other health care companies, from higher patient utilization rates as the economy improves and also has been increasing its market share based on its strong product lineup.

    The biggest individual detractors for the reporting period came from within the energy sector. Specifically, positions in offshore driller SeaDrill Ltd. and integrated oil and gas company BP plc ADR experienced especially significant declines as the drop in oil prices impacted the outlook for the energy sector. Another significant detractor was Joy Global, Inc., a global supplier of equipment used in the extraction of commodities. The near-term outlook for the company has suffered from the decline in commodity prices globally.

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4  | USAA VALUE FUND

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    The Fund continues to be positioned overall for an improving economic backdrop and rising interest rates, favoring less expensive companies in more economically sensitive sectors such as industrials and consumer discretionary. Conversely, the Fund has sought to avoid overpaying for utilities, REITs, and other dividend-oriented stocks. While this stance has had mixed results in recent quarters given the global search for yield by investors, BHMS will continue to focus on broad measures of valuation, including low payout ratios and solid earnings prospects that together suggest the potential for long-term growth in dividends.

    Thank you for your continued investment in the Fund.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Investing in REITs has some of the same risks associated with the direct ownership of real estate.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA VALUE FUND SHARES (FUND SHARES) (Ticker Symbol: UVALX)


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                                           1/31/15                7/31/14
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Net Assets                              $883.8 Million          $844.1 Million
Net Asset Value Per Share                   $19.39                  $20.00


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
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  7/31/14 - 1/31/15*        1 YEAR               5 YEARS              10 YEARS

        1.65%               8.54%                13.89%                7.33%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                        5 YEARS                         10 YEARS

    8.40%                         14.28%                           7.62%


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                              EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------

                                        1.11%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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6  | USAA VALUE FUND

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                         o CUMULATIVE PERFORMANCE COMPARISON o

                      [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                              LIPPER MULTI-CAP
                      USAA VALUE           RUSSELL 3000         VALUE FUNDS
                      FUND SHARES           VALUE INDEX             INDEX
 1/31/2005            $10,000.00            $10,000.00           $10,000.00
 2/28/2005             10,355.99             10,320.13            10,263.85
 3/31/2005             10,291.26             10,172.59            10,118.51
 4/30/2005             10,064.72              9,961.59             9,876.34
 5/31/2005             10,323.62             10,231.30            10,197.80
 6/30/2005             10,558.25             10,372.13            10,323.36
 7/31/2005             10,922.33             10,697.64            10,671.93
 8/31/2005             10,800.97             10,633.21            10,592.21
 9/30/2005             10,898.06             10,767.67            10,681.09
10/31/2005             10,542.07             10,494.47            10,419.28
11/30/2005             10,800.97             10,846.58            10,769.29
12/31/2005             10,942.14             10,898.34            10,869.93
 1/31/2006             11,258.10             11,363.36            11,228.30
 2/28/2006             11,291.36             11,426.38            11,245.95
 3/31/2006             11,474.28             11,616.96            11,430.60
 4/30/2006             11,798.55             11,887.59            11,657.40
 5/31/2006             11,474.28             11,569.87            11,357.21
 6/30/2006             11,432.71             11,649.98            11,334.28
 7/31/2006             11,457.65             11,891.58            11,370.14
 8/31/2006             11,648.89             12,104.73            11,589.05
 9/30/2006             11,906.65             12,334.83            11,849.87
10/31/2006             12,255.86             12,758.87            12,267.55
11/30/2006             12,530.25             13,056.77            12,523.01
12/31/2006             12,761.65             13,333.37            12,725.46
 1/31/2007             12,975.92             13,506.53            12,941.53
 2/28/2007             12,881.64             13,300.04            12,720.25
 3/31/2007             13,121.62             13,501.56            12,828.51
 4/30/2007             13,558.72             13,967.91            13,355.48
 5/31/2007             14,107.24             14,472.49            13,866.01
 6/30/2007             13,867.26             14,134.54            13,620.43
 7/31/2007             13,207.32             13,434.21            12,988.72
 8/31/2007             13,275.89             13,594.41            13,014.70
 9/30/2007             13,567.29             14,028.37            13,358.50
10/31/2007             13,661.57             14,041.91            13,413.58
11/30/2007             13,164.47             13,326.37            12,733.66
12/31/2007             12,926.43             13,198.64            12,593.25
 1/31/2008             12,453.30             12,668.98            11,982.89
 2/29/2008             11,935.52             12,140.32            11,558.45
 3/31/2008             11,489.17             12,070.34            11,327.91
 4/30/2008             12,060.50             12,642.37            11,906.76
 5/31/2008             12,346.17             12,657.40            12,120.18
 6/30/2008             11,176.72             11,446.38            11,001.25
 7/31/2008             11,114.23             11,453.20            10,879.94
 8/31/2008             11,283.85             11,676.05            11,002.45
 9/30/2008             10,391.14             10,843.96             9,983.72
10/31/2008              8,525.37              8,941.77             8,153.69
11/30/2008              7,891.55              8,268.37             7,611.85
12/31/2008              8,262.71              8,413.92             7,852.03
 1/31/2009              7,632.74              7,427.38             7,177.78
 2/28/2009              6,683.21              6,431.87             6,388.40
 3/31/2009              7,267.54              6,983.50             6,944.41
 4/30/2009              8,098.37              7,760.83             7,699.56
 5/31/2009              8,472.71              8,214.61             8,159.49
 6/30/2009              8,554.88              8,157.31             8,103.98
 7/31/2009              9,431.36              8,846.15             8,768.46
 8/31/2009              9,842.22              9,305.39             9,146.88
 9/30/2009             10,106.99              9,673.38             9,514.77
10/31/2009              9,878.74              9,349.38             9,276.53
11/30/2009             10,499.58              9,858.40             9,688.90
12/31/2009             10,803.66             10,076.64             9,939.63
 1/31/2010             10,581.85              9,792.28             9,666.77
 2/28/2010             10,970.01             10,113.14             9,980.35
 3/31/2010             11,626.18             10,786.58            10,554.12
 4/30/2010             11,875.70             11,105.71            10,806.77
 5/31/2010             10,914.56             10,190.64             9,906.37
 6/30/2010             10,165.97              9,590.33             9,293.38
 7/31/2010             10,923.80             10,242.37             9,930.44
 8/31/2010             10,258.39              9,777.98             9,452.16
 9/30/2010             11,293.47             10,558.82            10,271.99
10/31/2010             11,579.97             10,882.90            10,620.32
11/30/2010             11,644.66             10,851.83            10,573.42
12/31/2010             12,543.43             11,711.78            11,384.90
 1/31/2011             12,935.42             11,955.51            11,638.77
 2/28/2011             13,346.06             12,409.90            12,057.67
 3/31/2011             13,448.73             12,469.26            12,176.71
 4/30/2011             13,831.38             12,790.50            12,500.76
 5/31/2011             13,691.38             12,647.59            12,321.62
 6/30/2011             13,467.39             12,383.91            12,060.58
 7/31/2011             12,823.42             11,973.28            11,635.60
 8/31/2011             11,946.13             11,200.65            10,729.83
 9/30/2011             10,938.17             10,324.15             9,707.92
10/31/2011             12,300.78             11,529.71            10,921.54
11/30/2011             12,319.44             11,472.86            10,849.96
12/31/2011             12,490.60             11,699.96            10,916.25
 1/31/2012             13,029.15             12,168.88            11,537.52
 2/29/2012             13,605.50             12,629.54            12,077.90
 3/31/2012             14,030.67             13,005.30            12,355.91
 4/30/2012             13,775.56             12,868.28            12,203.34
 5/31/2012             12,849.64             12,111.19            11,325.81
 6/30/2012             13,340.94             12,710.94            11,776.04
 7/31/2012             13,435.43             12,822.68            11,824.48
 8/31/2012             13,756.67             13,109.86            12,180.62
 9/30/2012             14,087.36             13,529.86            12,513.01
10/31/2012             14,021.22             13,455.60            12,467.15
11/30/2012             14,077.91             13,453.51            12,518.23
12/31/2012             14,302.07             13,753.05            12,797.54
 1/31/2013             15,069.45             14,641.27            13,619.46
 2/28/2013             15,261.30             14,848.14            13,791.63
 3/31/2013             15,913.57             15,438.67            14,374.55
 4/30/2013             16,191.75             15,652.90            14,555.46
 5/31/2013             16,796.06             16,059.58            15,039.27
 6/30/2013             16,680.95             15,923.85            14,846.51
 7/31/2013             17,620.99             16,796.43            15,673.46
 8/31/2013             17,083.83             16,150.93            15,196.67
 9/30/2013             17,726.51             16,596.96            15,713.35
10/31/2013             18,378.78             17,308.69            16,395.06
11/30/2013             19,040.65             17,806.90            16,853.96
12/31/2013             19,429.22             18,248.55            17,249.09
 1/31/2014             18,681.17             17,595.84            16,654.01
 2/28/2014             19,528.95             18,360.29            17,379.71
 3/31/2014             19,858.09             18,781.71            17,673.87
 4/30/2014             19,708.49             18,907.28            17,718.46
 5/31/2014             20,007.70             19,172.01            18,044.80
 6/30/2014             20,486.45             19,699.74            18,516.26
 7/31/2014             19,947.86             19,294.86            18,087.62
 8/31/2014             20,646.03             20,014.11            18,754.77
 9/30/2014             20,097.47             19,528.17            18,177.62
10/31/2014             20,606.14             20,036.24            18,499.02
11/30/2014             21,005.10             20,407.07            18,871.86
12/31/2014             21,061.77             20,565.36            18,954.84
 1/31/2015             20,277.44             19,740.57            18,333.11

                                   [END CHART]

                          Data from 1/31/05 to 1/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Shares to the following benchmarks:

o The unmanaged Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the unmanaged Russell 1000(R) Value or the unmanaged Russell 2000(R) Value indexes.

o The unmanaged Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA VALUE FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIVAX)


--------------------------------------------------------------------------------
                                          1/31/15                    7/31/14
--------------------------------------------------------------------------------

Net Assets                             $440.9 Million            $330.1 Million
Net Asset Value Per Share                  $19.37                    $20.00


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
  7/31/14 - 1/31/15*        1 YEAR        5 YEARS        SINCE INCEPTION 8/01/08

        1.69%               8.70%          14.08%                9.91%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
     1 YEAR                        5 YEARS               SINCE INCEPTION 8/01/08

     8.45%                         14.46%                         10.70%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------

                                       1.00%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

8  | USAA VALUE FUND

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      USAA VALUE                           LIPPER MULTI-CAP
                 FUND INSTITUTIONAL     RUSSELL 3000         VALUE FUNDS
                       SHARES            VALUE INDEX             INDEX
 7/31/2008           $10,000.00          $10,000.00           $10,000.00
 8/31/2008            10,177.13           10,194.58            10,112.61
 9/30/2008             9,371.98            9,468.06             9,176.26
10/31/2008             7,689.21            7,807.23             7,494.25
11/30/2008             7,117.55            7,219.27             6,996.23
12/31/2008             7,454.67            7,346.36             7,216.98
 1/31/2009             6,885.67            6,484.98             6,597.26
 2/28/2009             6,036.30            5,615.78             5,871.72
 3/31/2009             6,555.82            6,097.43             6,382.76
 4/30/2009             7,306.24            6,776.13             7,076.84
 5/31/2009             7,644.34            7,172.32             7,499.57
 6/30/2009             7,726.80            7,122.29             7,448.56
 7/31/2009             8,518.44            7,723.74             8,059.30
 8/31/2009             8,897.78            8,124.71             8,407.11
 9/30/2009             9,136.92            8,446.01             8,745.24
10/31/2009             8,930.76            8,163.12             8,526.27
11/30/2009             9,499.76            8,607.55             8,905.29
12/31/2009             9,771.02            8,798.10             9,135.74
 1/31/2010             9,570.25            8,549.82             8,884.95
 2/28/2010             9,921.61            8,829.97             9,173.17
 3/31/2010            10,515.56            9,417.97             9,700.54
 4/30/2010            10,749.80            9,696.61             9,932.75
 5/31/2010             9,871.41            8,897.64             9,105.17
 6/30/2010             9,202.16            8,373.50             8,541.76
 7/31/2010             9,888.14            8,942.80             9,127.30
 8/31/2010             9,285.82            8,537.34             8,687.70
 9/30/2010            10,231.13            9,219.10             9,441.23
10/31/2010            10,490.47            9,502.06             9,761.38
11/30/2010            10,557.39            9,474.94             9,718.28
12/31/2010            11,371.72           10,225.77            10,464.12
 1/31/2011            11,727.35           10,438.58            10,697.46
 2/28/2011            12,108.38           10,835.32            11,082.49
 3/31/2011            12,201.52           10,887.14            11,191.90
 4/30/2011            12,548.69           11,167.62            11,489.74
 5/31/2011            12,421.68           11,042.85            11,325.09
 6/30/2011            12,218.46           10,812.63            11,085.16
 7/31/2011            11,642.68           10,454.09            10,694.55
 8/31/2011            10,846.74            9,779.49             9,862.04
 9/30/2011             9,932.26            9,014.21             8,922.77
10/31/2011            11,168.50           10,066.81            10,038.25
11/30/2011            11,185.44           10,017.17             9,972.45
12/31/2011            11,350.72           10,215.45            10,033.37
 1/31/2012            11,840.49           10,624.87            10,604.40
 2/29/2012            12,364.64           11,027.09            11,101.08
 3/31/2012            12,751.30           11,355.17            11,356.60
 4/30/2012            12,519.30           11,235.54            11,216.37
 5/31/2012            11,685.83           10,574.51            10,409.81
 6/30/2012            12,124.05           11,098.16            10,823.63
 7/31/2012            12,218.56           11,195.72            10,868.15
 8/31/2012            12,510.71           11,446.46            11,195.49
 9/30/2012            12,811.44           11,813.17            11,501.00
10/31/2012            12,751.30           11,748.33            11,458.85
11/30/2012            12,802.85           11,746.51            11,505.80
12/31/2012            13,012.21           12,008.05            11,762.52
 1/31/2013            13,711.32           12,783.57            12,517.96
 2/28/2013            13,886.10           12,964.19            12,676.21
 3/31/2013            14,480.34           13,479.79            13,211.98
 4/30/2013            14,733.77           13,666.84            13,378.26
 5/31/2013            15,293.06           14,021.92            13,822.94
 6/30/2013            15,179.45           13,903.41            13,645.77
 7/31/2013            16,044.61           14,665.28            14,405.84
 8/31/2013            15,546.49           14,101.68            13,967.60
 9/30/2013            16,140.74           14,491.12            14,442.51
10/31/2013            16,734.98           15,112.54            15,069.08
11/30/2013            17,337.97           15,547.54            15,490.86
12/31/2013            17,702.51           15,933.16            15,854.03
 1/31/2014            17,011.50           15,363.26            15,307.09
 2/28/2014            17,784.34           16,030.71            15,974.09
 3/31/2014            18,093.48           16,398.67            16,244.46
 4/30/2014            17,957.10           16,508.30            16,285.44
 5/31/2014            18,229.86           16,739.45            16,585.39
 6/30/2014            18,666.29           17,200.22            17,018.72
 7/31/2014            18,184.40           16,846.71            16,624.74
 8/31/2014            18,811.76           17,474.70            17,237.94
 9/30/2014            18,320.78           17,050.41            16,707.46
10/31/2014            18,784.48           17,494.02            17,002.88
11/30/2014            19,148.17           17,817.80            17,345.56
12/31/2014            19,198.70           17,956.00            17,421.83
 1/31/2015            18,492.23           17,235.87            16,850.38

                                   [END CHART]

                         Data from 7/31/08 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Institutional Shares to the Fund's benchmarks listed above (see page 7 for benchmark definitions).

*The performance of the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA VALUE FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UAVAX)


--------------------------------------------------------------------------------
                                          1/31/15                     7/31/14
--------------------------------------------------------------------------------

Net Assets                              $8.6 Million                $8.9 Million
Net Asset Value Per Share                  $19.34                      $19.94


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
  7/31/14 - 1/31/15*               1 YEAR                SINCE INCEPTION 8/01/10

        1.50%                      8.34%                          13.73%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
          1 YEAR                                SINCE INCEPTION 8/01/10

           8.37%                                         15.00%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------

                                       1.35%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

10  | USAA VALUE FUND

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                          LIPPER MULTI-CAP        USAA VALUE
                      RUSSELL 3000          VALUE FUNDS          FUND ADVISER
                      VALUE INDEX              INDEX                SHARES
 7/31/2010            $10,000.00              $10,000.00            $10,000.00
 8/31/2010              9,546.60                9,518.37              9,188.07
 9/30/2010             10,308.96               10,343.94             10,115.99
10/31/2010             10,625.37               10,694.71             10,364.54
11/30/2010             10,595.04               10,647.48             10,422.54
12/31/2010             11,434.64               11,464.64             11,223.33
 1/31/2011             11,672.60               11,720.29             11,565.96
 2/28/2011             12,116.24               12,142.13             11,933.67
 3/31/2011             12,174.19               12,262.00             12,017.24
 4/30/2011             12,487.83               12,588.32             12,351.51
 5/31/2011             12,348.30               12,407.93             12,217.80
 6/30/2011             12,090.87               12,145.05             12,017.24
 7/31/2011             11,689.95               11,717.09             11,432.25
 8/31/2011             10,935.60               10,804.98             10,655.06
 9/30/2011             10,079.84                9,775.91              9,744.15
10/31/2011             11,256.88               10,998.04             10,955.91
11/30/2011             11,201.37               10,925.95             10,964.26
12/31/2011             11,423.10               10,992.71             11,111.07
 1/31/2012             11,880.92               11,618.33             11,590.87
 2/29/2012             12,330.68               12,162.50             12,095.92
 3/31/2012             12,697.55               12,442.46             12,466.29
 4/30/2012             12,563.77               12,288.82             12,239.02
 5/31/2012             11,824.60               11,405.14             11,414.10
 6/30/2012             12,410.16               11,858.52             11,843.39
 7/31/2012             12,519.25               11,907.30             11,919.15
 8/31/2012             12,799.63               12,265.94             12,196.93
 9/30/2012             13,209.69               12,600.66             12,483.12
10/31/2012             13,137.19               12,554.48             12,424.20
11/30/2012             13,135.15               12,605.92             12,466.29
12/31/2012             13,427.61               12,887.18             12,666.85
 1/31/2013             14,294.80               13,714.86             13,339.35
 2/28/2013             14,496.78               13,888.23             13,509.61
 3/31/2013             15,073.34               14,475.24             14,079.96
 4/30/2013             15,282.50               14,657.41             14,318.31
 5/31/2013             15,679.55               15,144.61             14,846.10
 6/30/2013             15,547.04               14,950.50             14,735.43
 7/31/2013             16,398.96               15,783.25             15,569.66
 8/31/2013             15,768.74               15,303.11             15,084.44
 9/30/2013             16,204.22               15,823.42             15,654.79
10/31/2013             16,899.10               16,509.90             16,216.63
11/30/2013             17,385.53               16,972.01             16,795.49
12/31/2013             17,816.73               17,369.90             17,142.70
 1/31/2014             17,179.46               16,770.66             16,472.50
 2/28/2014             17,925.82               17,501.45             17,213.24
 3/31/2014             18,337.28               17,797.66             17,513.06
 4/30/2014             18,459.87               17,842.56             17,371.97
 5/31/2014             18,718.34               18,171.19             17,636.52
 6/30/2014             19,233.58               18,645.95             18,059.80
 7/31/2014             18,838.28               18,214.30             17,583.60
 8/31/2014             19,540.51               18,886.13             18,192.06
 9/30/2014             19,066.06               18,304.94             17,707.06
10/31/2014             19,562.11               18,628.59             18,147.97
11/30/2014             19,924.17               19,004.04             18,500.70
12/31/2014             20,078.71               19,087.61             18,538.89
 1/31/2015             19,273.44               18,461.52             17,846.81

                                   [END CHART]

                         Data from 7/31/10 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Adviser Shares to the Fund's benchmarks listed above (see page 7 for benchmark definitions).

*The performance of the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                          o TOP 10 HOLDINGS - 1/31/15 o
                                (% of Net Assets)

Capital One Financial Corp.                              2.2%
Medtronic plc                                            2.1%
Wells Fargo & Co.                                        2.1%
Target Corp.                                             2.1%
CRH plc ADR                                              2.0%
Oracle Corp.                                             2.0%
Sanofi ADR                                               1.9%
Pfizer, Inc.                                             1.9%
Delphi Automotive plc                                    1.8%
JPMorgan Chase & Co.                                     1.8%

                   o ASSET ALLOCATION - 1/31/15 o

                  [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                 22.1%
HEALTH CARE                                                16.6%
CONSUMER DISCRETIONARY                                     13.6%
INDUSTRIALS                                                13.0%
INFORMATION TECHNOLOGY                                     12.1%
CONSUMER STAPLES                                            5.7%
ENERGY                                                      5.5%
MATERIALS                                                   3.2%
TELECOMMUNICATION SERVICES                                  2.3%
UTILITIES                                                   2.2%
MONEY MARKET INSTRUMENTS                                    3.5%

                             [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 13-19.

================================================================================

12  | USAA VALUE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             COMMON STOCKS (96.3%)

             CONSUMER DISCRETIONARY (13.6%)
             ------------------------------
             APPAREL RETAIL (1.3%)
   149,600   L Brands, Inc.                                                              $   12,661
   110,843   Men's Wearhouse, Inc.                                                            5,151
                                                                                         ----------
                                                                                             17,812
                                                                                         ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.0%)
   119,700   Hanesbrands, Inc.                                                               13,332
                                                                                         ----------
             AUTO PARTS & EQUIPMENT (3.9%)
   358,023   American Axle & Manufacturing Holdings, Inc.*                                    8,718
   354,643   Delphi Automotive plc                                                           24,374
   406,581   Johnson Controls, Inc.                                                          18,894
                                                                                         ----------
                                                                                             51,986
                                                                                         ----------
             AUTOMOBILE MANUFACTURERS (1.2%)
 1,103,721   Ford Motor Co.                                                                  16,236
                                                                                         ----------
             GENERAL MERCHANDISE STORES (2.1%)
   369,161   Target Corp.                                                                    27,174
                                                                                         ----------
             HOME FURNISHINGS (0.5%)
   117,700   Tempur Sealy International, Inc.*                                                6,477
                                                                                         ----------
             HOTELS, RESORTS & CRUISE LINES (1.3%)
   201,546   Carnival Corp.                                                                   8,860
   117,300   Royal Caribbean Cruises Ltd.                                                     8,862
                                                                                         ----------
                                                                                             17,722
                                                                                         ----------
             HOUSEHOLD APPLIANCES (0.6%)
    40,647   Whirlpool Corp.                                                                  8,092
                                                                                         ----------
             LEISURE FACILITIES (0.4%)
   270,700   SeaWorld Entertainment, Inc.                                                     4,740
                                                                                         ----------
             LEISURE PRODUCTS (0.5%)
   124,900   Brunswick Corp.                                                                  6,780
                                                                                         ----------
             PUBLISHING (0.6%)
    56,424   John Wiley & Sons, Inc. "A"                                                      3,496
    71,400   Meredith Corp.                                                                   3,717
                                                                                         ----------
                                                                                              7,213
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             SPECIALTY STORES (0.2%)
    75,000   Vitamin Shoppe, Inc.*                                                       $    3,170
                                                                                         ----------
             Total Consumer Discretionary                                                   180,734
                                                                                         ----------
             CONSUMER STAPLES (5.7%)
             -----------------------
             HYPERMARKETS & SUPER CENTERS (1.2%)
   193,358   Wal-Mart Stores, Inc.                                                           16,432
                                                                                         ----------
             TOBACCO (4.5%)
   307,182   Altria Group, Inc.                                                              16,311
   166,100   Lorillard, Inc.                                                                 10,898
   267,980   Philip Morris International, Inc.                                               21,503
   154,900   Reynolds American, Inc.                                                         10,525
                                                                                         ----------
                                                                                             59,237
                                                                                         ----------
             Total Consumer Staples                                                          75,669
                                                                                         ----------
             ENERGY (5.5%)
             -------------
             INTEGRATED OIL & GAS (2.7%)
   483,030   BP plc ADR                                                                      18,756
   219,138   Occidental Petroleum Corp.                                                      17,531
                                                                                         ----------
                                                                                             36,287
                                                                                         ----------
             OIL & GAS DRILLING (0.3%)
   395,532   SeaDrill Ltd.                                                                    4,248
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.8%)
   294,799   ConocoPhillips                                                                  18,566
   117,710   Linn Co., LLC                                                                    1,216
    98,300   Murphy Oil Corp.                                                                 4,415
                                                                                         ----------
                                                                                             24,197
                                                                                         ----------
             OIL & GAS REFINING & MARKETING (0.6%)
   109,002   Phillips 66                                                                      7,665
                                                                                         ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    32,700   Golar LNG Ltd.                                                                     928
                                                                                         ----------
             Total Energy                                                                    73,325
                                                                                         ----------
             FINANCIALS (22.1%)
             -------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
    63,500   Ameriprise Financial, Inc.                                                       7,934
   263,825   State Street Corp.                                                              18,866
                                                                                         ----------
                                                                                             26,800
                                                                                         ----------
             CONSUMER FINANCE (6.2%)
   249,713   American Express Co.                                                            20,149
   391,690   Capital One Financial Corp.                                                     28,675

================================================================================

14  | USAA VALUE FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   165,900   Discover Financial Services                                                 $    9,022
   944,624   Navient Corp.                                                                   18,647
   651,700   SLM Corp.                                                                        5,937
                                                                                         ----------
                                                                                             82,430
                                                                                         ----------
             DIVERSIFIED BANKS (6.4%)
 1,094,825   Bank of America Corp.                                                           16,587
   378,909   Citigroup, Inc.                                                                 17,790
   436,553   JPMorgan Chase & Co.                                                            23,740
   526,339   Wells Fargo & Co.                                                               27,327
                                                                                         ----------
                                                                                             85,444
                                                                                         ----------
             INSURANCE BROKERS (0.4%)
   120,200   Willis Group Holdings Ltd. plc                                                   5,205
                                                                                         ----------
             MULTI-LINE INSURANCE (0.8%)
   146,389   American International Group, Inc.                                               7,154
   436,100   Genworth Financial, Inc. "A"*                                                    3,044
                                                                                         ----------
                                                                                             10,198
                                                                                         ----------
             REGIONAL BANKS (4.2%)
   123,400   CIT Group, Inc.                                                                  5,407
    82,112   City National Corp.                                                              7,118
   424,100   Fifth Third Bancorp                                                              7,337
   427,100   First Niagara Financial Group, Inc.                                              3,468
   133,100   Hanmi Financial Corp.                                                            2,643
   263,458   PNC Financial Services Group, Inc.                                              22,273
    93,200   Prosperity Bancshares, Inc.                                                      4,268
    93,400   Texas Capital Bancshares, Inc.*                                                  3,816
                                                                                         ----------
                                                                                             56,330
                                                                                         ----------
             REITs - HOTEL & RESORT (0.8%)
   466,100   Host Hotels & Resorts, Inc.                                                     10,669
                                                                                         ----------
             REITs - OFFICE (0.4%)
   173,300   Corporate Office Properties Trust                                                5,199
                                                                                         ----------
             THRIFTS & MORTGAGE FINANCE (0.9%)
   424,000   New York Community Bancorp, Inc.                                                 6,551
   398,200   People's United Financial, Inc.                                                  5,602
                                                                                         ----------
                                                                                             12,153
                                                                                         ----------
             Total Financials                                                               294,428
                                                                                         ----------
             HEALTH CARE (16.6%)
             -------------------
             HEALTH CARE DISTRIBUTORS (0.8%)
   133,400   Cardinal Health, Inc.                                                           11,098
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (2.8%)
   396,165   Medtronic plc                                                               $   28,286
   145,700   St. Jude Medical, Inc.                                                           9,597
                                                                                         ----------
                                                                                             37,883
                                                                                         ----------
             HEALTH CARE FACILITIES (0.5%)
   137,080   HealthSouth Corp.                                                                6,045
                                                                                         ----------
             HEALTH CARE SERVICES (0.9%)
   155,400   Omnicare, Inc.                                                                  11,652
                                                                                         ----------
             HEALTH CARE SUPPLIES (0.5%)
   170,960   Haemonetics Corp.*                                                               6,770
                                                                                         ----------
             MANAGED HEALTH CARE (2.9%)
    83,597   Anthem, Inc.                                                                    11,282
    89,200   Cigna Corp.                                                                      9,529
   166,829   UnitedHealth Group, Inc.                                                        17,726
                                                                                         ----------
                                                                                             38,537
                                                                                         ----------
             PHARMACEUTICALS (8.2%)
   207,387   Johnson & Johnson                                                               20,768
   309,000   Merck & Co., Inc.                                                               18,626
   818,529   Pfizer, Inc.                                                                    25,579
   563,079   Sanofi ADR                                                                      25,952
   336,098   Teva Pharmaceutical Industries Ltd. ADR                                         19,111
                                                                                         ----------
                                                                                            110,036
                                                                                         ----------
             Total Health Care                                                              222,021
                                                                                         ----------
             INDUSTRIALS (13.0%)
             -------------------
             AEROSPACE & DEFENSE (3.9%)
   121,434   General Dynamics Corp.                                                          16,176
   142,785   Honeywell International, Inc.                                                   13,959
   141,951   Raytheon Co.                                                                    14,202
   163,700   Spirit AeroSystems Holdings, Inc. "A"*                                           7,373
                                                                                         ----------
                                                                                             51,710
                                                                                         ----------
             AIR FREIGHT & LOGISTICS (0.4%)
   107,000   Forward Air Corp.                                                                4,804
                                                                                         ----------
             BUILDING PRODUCTS (1.6%)
   155,525   Gibraltar Industries, Inc.*                                                      2,355
   239,700   Owens Corning, Inc.                                                              9,600
    98,600   Simpson Manufacturing Co., Inc.                                                  3,218
   156,600   Trex Co., Inc.*                                                                  6,660
                                                                                         ----------
                                                                                             21,833
                                                                                         ----------

================================================================================

16  | USAA VALUE FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             CONSTRUCTION & ENGINEERING (0.5%)
    15,100   Aegion Corp.*                                                                 $    231
   194,421   Comfort Systems USA, Inc.                                                        3,237
   218,800   KBR, Inc.                                                                        3,617
                                                                                           --------
                                                                                              7,085
                                                                                           --------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (1.3%)
   218,100   Joy Global, Inc.                                                                 9,147
   107,200   Oshkosh Corp.                                                                    4,593
   183,302   Terex Corp.                                                                      4,121
                                                                                           --------
                                                                                             17,861
                                                                                           --------
             DIVERSIFIED SUPPORT SERVICES (0.4%)
   151,430   Mobile Mini, Inc.                                                                5,497
                                                                                           --------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.6%)
   111,500   Eaton Corp. plc                                                                  7,035
   249,646   Emerson Electric Co.                                                            14,215
                                                                                           --------
                                                                                             21,250
                                                                                           --------
             INDUSTRIAL MACHINERY (2.8%)
   160,800   Barnes Group, Inc.                                                               5,524
    90,500   SPX Corp.                                                                        7,563
   240,788   Stanley Black & Decker, Inc.                                                    22,550
    39,100   Xylem, Inc.                                                                      1,333
                                                                                           --------
                                                                                             36,970
                                                                                           --------
             OFFICE SERVICES & SUPPLIES (0.3%)
   120,900   Herman Miller, Inc.                                                              3,512
                                                                                           --------
             TRUCKING (0.2%)
   105,500   Heartland Express, Inc.                                                          2,710
                                                                                           --------
             Total Industrials                                                              173,232
                                                                                           --------
             INFORMATION TECHNOLOGY (12.1%)
             ------------------------------
             APPLICATION SOFTWARE (0.3%)
   166,000   Mentor Graphics Corp.                                                            3,820
                                                                                           --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
   211,000   Total System Services, Inc.                                                      7,463
                                                                                           --------
             ELECTRONIC COMPONENTS (1.1%)
   332,900   II-VI, Inc.*                                                                     5,722
    40,700   Littelfuse, Inc.                                                                 4,019
   369,940   Vishay Intertechnology, Inc.                                                     5,039
                                                                                           --------
                                                                                             14,780
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    59,100   FARO Technologies, Inc.*                                                    $    3,271
                                                                                         ----------
             ELECTRONIC MANUFACTURING SERVICES (0.6%)
   188,600   Mercury Systems, Inc.*                                                           2,976
   103,300   Park Electrochemical Corp.                                                       2,243
    91,900   Plexus Corp.*                                                                    3,482
                                                                                         ----------
                                                                                              8,701
                                                                                         ----------
             SEMICONDUCTOR EQUIPMENT (0.8%)
   431,200   Brooks Automation, Inc.                                                          5,567
   291,586   Photronics, Inc.*                                                                2,449
   318,300   Xcerra Corp.*                                                                    2,445
                                                                                         ----------
                                                                                             10,461
                                                                                         ----------
             SEMICONDUCTORS (4.1%)
   214,830   Diodes, Inc.*                                                                    5,678
   386,024   Fairchild Semiconductor International, Inc.*                                     5,925
   604,989   Intel Corp.                                                                     19,989
   138,300   Microchip Technology, Inc.                                                       6,237
   305,127   Texas Instruments, Inc.                                                         16,309
                                                                                         ----------
                                                                                             54,138
                                                                                         ----------
             SYSTEMS SOFTWARE (4.4%)
   353,000   CA, Inc.                                                                        10,696
   542,798   Microsoft Corp.                                                                 21,929
   619,658   Oracle Corp.                                                                    25,957
                                                                                         ----------
                                                                                             58,582
                                                                                         ----------
             Total Information Technology                                                   161,216
                                                                                         ----------
             MATERIALS (3.2%)
             ----------------
             CONSTRUCTION MATERIALS (2.0%)
 1,108,203   CRH plc ADR                                                                     26,752
                                                                                         ----------
             DIVERSIFIED CHEMICALS (0.5%)
   117,900   FMC Corp.                                                                        6,779
                                                                                         ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    65,531   Scotts Miracle-Gro Co. "A"                                                       4,157
                                                                                         ----------
             SPECIALTY CHEMICALS (0.4%)
   152,600   PolyOne Corp.                                                                    5,431
                                                                                         ----------
             Total Materials                                                                 43,119
                                                                                         ----------
             TELECOMMUNICATION SERVICES (2.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
   275,972   AT&T, Inc.                                                                       9,085
   472,275   Verizon Communications, Inc.                                                    21,588
                                                                                         ----------

================================================================================

18  | USAA VALUE FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
                                                                                         $   30,673
                                                                                         ----------
             Total Telecommunication Services                                                30,673
                                                                                         ----------
             UTILITIES (2.2%)
             ----------------
             ELECTRIC UTILITIES (1.7%)
    88,967   Entergy Corp.                                                                    7,785
   121,000   Pinnacle West Capital Corp.                                                      8,492
   170,400   Xcel Energy, Inc.                                                                6,395
                                                                                         ----------
                                                                                             22,672
                                                                                         ----------
             MULTI-UTILITIES (0.5%)
   146,000   CenterPoint Energy, Inc.                                                         3,371
    85,700   Public Service Enterprise Group, Inc.                                            3,658
                                                                                         ----------
                                                                                              7,029
                                                                                         ----------
              Total Utilities                                                                29,701
                                                                                         ----------
              Total Common Stocks (cost: $969,640)                                        1,284,118
                                                                                         ----------

              MONEY MARKET INSTRUMENTS (3.5%)

              MONEY MARKET FUNDS (3.5%)
46,476,071    State Street Institutional Liquid Reserves Fund Premier
              Class, 0.09%(a) (cost: $46,476)                                                46,476
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $1,016,116)                                       $1,330,594
                                                                                         ==========

---------------------------------------------------------------------------------------------------
($ in 000s)                             VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                     (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                  QUOTED PRICES   OTHER SIGNIFICANT      SIGNIFICANT
                              IN ACTIVE MARKETS          OBSERVABLE     UNOBSERVABLE
ASSETS                     FOR IDENTICAL ASSETS              INPUTS           INPUTS          TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                      $1,284,118                  $-               $-     $1,284,118
Money Market Instruments:
  Money Market Funds                     46,476                   -                -         46,476
---------------------------------------------------------------------------------------------------

Total                                $1,330,594                  $-               $-     $1,330,594
---------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.0% of net assets at January 31, 2015.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT     Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at January 31, 2015.

    *     Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA VALUE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,016,116)                       $1,330,594
   Cash                                                                                           6
   Receivables:
      Capital shares sold                                                                       802
      Dividends and interest                                                                  1,329
      Securities sold                                                                         3,081
                                                                                         ----------
           Total assets                                                                   1,335,812
                                                                                         ----------
LIABILITIES
   Payables:
      Securities purchased                                                                      954
      Capital shares redeemed                                                                   494
   Accrued management fees                                                                      865
   Accrued transfer agent's fees                                                                 53
   Other accrued expenses and payables                                                           65
                                                                                         ----------
         Total liabilities                                                                    2,431
                                                                                         ----------
             Net assets applicable to capital shares outstanding                         $1,333,381
                                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                        $1,001,821
  Accumulated undistributed net investment income                                             1,146
  Accumulated net realized gain on investments                                               15,936
  Net unrealized appreciation of investments                                                314,478
                                                                                         ----------
             Net assets applicable to capital shares outstanding                         $1,333,381
                                                                                         ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $883,841/45,573 shares outstanding)                     $    19.39
                                                                                         ==========
      Institutional Shares (net assets of $440,935/22,761
         shares outstanding)                                                             $    19.37
                                                                                         ==========
      Adviser Shares (net assets of $8,605/444 shares outstanding)                       $    19.35
                                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $32)                                        $ 14,087
   Interest                                                                                      21
                                                                                           --------
      Total income                                                                           14,108
                                                                                           --------
EXPENSES
   Management fees                                                                            4,844
   Administration and servicing fees:
      Fund Shares                                                                               664
      Institutional Shares                                                                      202
      Adviser Shares                                                                              7
   Transfer agent's fees:
      Fund Shares                                                                               716
      Institutional Shares                                                                      202
   Distribution and service fees (Note 6E):
      Adviser Shares                                                                             11
   Custody and accounting fees:
      Fund Shares                                                                                57
      Institutional Shares                                                                       24
      Adviser Shares                                                                              1
   Postage:
      Fund Shares                                                                                25
   Shareholder reporting fees:
      Fund Shares                                                                                18
   Trustees' fees                                                                                12
   Registration fees:
      Fund Shares                                                                                15
      Institutional Shares                                                                        9
      Adviser Shares                                                                              9
   Professional fees                                                                             54
   Other                                                                                         11
                                                                                           --------
            Total expenses                                                                    6,881
                                                                                           --------
NET INVESTMENT INCOME                                                                         7,227
                                                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                                         30,410
   Change in net unrealized appreciation/depreciation                                       (17,665)
                                                                                           --------
            Net realized and unrealized gain                                                 12,745
                                                                                           --------
   Increase in net assets resulting from operations                                        $ 19,972
                                                                                           ========

See accompanying notes to financial statements.

================================================================================

22  | USAA VALUE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended
July 31, 2014

---------------------------------------------------------------------------------------------------

                                                                          1/31/2015       7/31/2014
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                 $    7,227      $   15,808
   Net realized gain on investments                                          30,410          45,040
   Change in net unrealized appreciation/depreciation
      of investments                                                        (17,665)         57,645
                                                                         --------------------------
      Increase in net assets resulting from operations                       19,972         118,493
                                                                         --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                           (11,218)         (7,457)
      Institutional Shares                                                   (6,208)         (2,381)
      Adviser Shares                                                            (92)            (56)
                                                                         --------------------------
         Total distributions of net investment income                       (17,518)         (9,894)
                                                                         --------------------------
   Net realized gains:
      Fund Shares                                                           (31,238)        (19,995)
      Institutional Shares                                                  (15,427)         (6,055)
      Adviser Shares                                                           (322)           (246)
                                                                         --------------------------
         Total distributions of net realized gains                          (46,987)        (26,296)
                                                                         --------------------------
      Distributions to shareholders                                         (64,505)        (36,190)
                                                                         --------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                               68,290         149,297
   Institutional Shares                                                     126,519          95,285
   Adviser Shares                                                                 9            (109)
                                                                         --------------------------
      Total net increase in net assets from capital
         share transactions                                                 194,818         244,473
                                                                         --------------------------
   Net increase in net assets                                               150,285         326,776

NET ASSETS
   Beginning of period                                                    1,183,096         856,320
                                                                         --------------------------
   End of period                                                         $1,333,381      $1,183,096
                                                                         ==========================
Accumulated undistributed net investment income:
   End of period                                                         $    1,146      $   11,437
                                                                         ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term growth of capital.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and

================================================================================

24  | USAA VALUE FUND

================================================================================

bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

        price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

26  | USAA VALUE FUND

================================================================================

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

28  | USAA VALUE FUND

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2015, the Fund did not receive any brokerage commission recapture credits. For the six-month period ended January 31, 2015 there were no custodian and other bank credits.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $3,000, which represents 1.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

================================================================================

30  | USAA VALUE FUND

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $246,808,000 and $103,498,000, respectively.

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $347,044,000 and $32,566,000, respectively, resulting in net unrealized appreciation of $314,478,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                    SIX-MONTH PERIOD ENDED        YEAR ENDED
                                        JANUARY 31, 2015         JULY 31, 2014
-----------------------------------------------------------------------------------
                                  SHARES         AMOUNT      SHARES        AMOUNT
                                  -------------------------------------------------
FUND SHARES:
Shares sold                        4,578       $ 92,380      12,574      $243,710
Shares issued from reinvested
 dividends                         2,065         41,969       1,424        27,183
Shares redeemed                   (3,270)       (66,059)     (6,261)     (121,596)
                                  -----------------------------------------------
Net increase from
 capital share transactions        3,373       $ 68,290       7,737      $149,297
                                  ===============================================
INSTITUTIONAL SHARES:
Shares sold                        5,822       $117,601       5,916      $116,128
Shares issued from reinvested
 dividends                         1,064         21,629         442         8,436
Shares redeemed                     (633)       (12,711)     (1,553)      (29,279)
                                  -----------------------------------------------
Net increase from
 capital share transactions        6,253       $126,519       4,805      $ 95,285
                                  ===============================================
ADVISER SHARES:
Shares sold                            1       $     28           3      $     51
Shares issued from reinvested
 dividends                             -*             3           -*            3
Shares redeemed                       (1)           (22)         (9)         (163)
                                  -----------------------------------------------
Net increase (decrease) from
 capital share transactions            -*       $     9          (6)     $   (109)
                                  ===============================================

*Represents less than 500 shares.

================================================================================

32  | USAA VALUE FUND

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets.

   The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Multi-Cap Value Funds Index over the performance period. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE
RELATIVE TO INDEX                                       ANNUAL ADJUSTMENT RATE
(IN BASIS POINTS)(1)                                    (IN BASIS POINTS)(1)
-------------------------------------------------------------------------------
+/- 100 to 400                                          +/- 4
+/- 401 to 700                                          +/- 5
+/- 701 and greater                                     +/- 6

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS | 33

================================================================================

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $4,844,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(22,000), $(8,000), and $(1,000), respectively. The performance adjustments were less than (0.01)% for the Fund Shares and Institutional Shares and (0.02)% for the Adviser Shares.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an investment subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate average net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in the annual amount of 0.75% on the first $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees, paid or payable to BHMS, of $1,437,000.

================================================================================

34  | USAA VALUE FUND

================================================================================

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $664,000, $202,000, and $7,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $21,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
   Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2015, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $716,000, $202,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

   Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $11,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

36  | USAA VALUE FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.1
USAA Cornerstone Equity Fund                                            0.6
USAA Target Retirement Income Fund                                      1.5
USAA Target Retirement 2020 Fund                                        3.6
USAA Target Retirement 2030 Fund                                        9.0
USAA Target Retirement 2040 Fund                                       11.4
USAA Target Retirement 2050 Fund                                        6.7
USAA Target Retirement 2060 Fund                                        0.3

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2015, USAA and its affiliates owned 441,000 shares which represent 99.1% of the Adviser Shares and 0.6% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                          PERIOD ENDED
                           JANUARY 31,                            YEAR ENDED JULY 31,
                          -----------------------------------------------------------------------------------
                              2015                2014            2013         2012          2011        2010
                          -----------------------------------------------------------------------------------
Net asset value at
 beginning of period      $  20.00            $  18.37        $  14.22     $  13.74      $  11.82    $  10.33
                          -----------------------------------------------------------------------------------
Income from
 investment operations:
 Net investment income         .11(d)              .27             .21          .23           .14         .13
 Net realized and
  unrealized gain              .26(d)             2.11            4.17          .41          1.91        1.50
                          -----------------------------------------------------------------------------------
Total from
 investment operations         .37(d)             2.38            4.38          .64          2.05        1.63
                          -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income        (.25)               (.20)           (.23)        (.16)         (.13)       (.14)
 Realized capital gains       (.73)               (.55)              -            -             -           -
                          -----------------------------------------------------------------------------------
Total distributions           (.98)               (.75)           (.23)        (.16)         (.13)       (.14)
                          -----------------------------------------------------------------------------------
Net asset value at
 end of period            $  19.39            $  20.00        $  18.37     $  14.22      $  13.74    $  11.82
                          ===================================================================================
Total return (%)*             1.65               13.21           31.15         4.77         17.39       15.82
Net assets at end
 of period (000)          $883,841            $844,121        $633,228     $425,071      $585,536    $437,995
Ratios to average
 net assets:**
 Expenses (%)(a)              1.09(c)             1.11(b)         1.15(b)      1.15(b)       1.15(b)     1.15(b)
 Expenses, excluding
  reimbursements (%)(a)       1.09(c)             1.11            1.25         1.31          1.25        1.32
 Net investment
  income (%)                  1.09(c)             1.55            1.40         1.48          1.10        1.16
Portfolio turnover (%)           8                  20              26           20            22          17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $878,952,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                 -                (.00%)(+)       (.00%)(+)    (.01%)        (.01%)      (.01%)
    (+) Represents less than 0.01% of average net assets.
(b) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.15% of the Fund Shares' average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Calculated using average shares. For the six-month period ended January
    31, 2015, average shares were 43,405,000.

================================================================================

38  | USAA VALUE FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                           SIX-MONTH
                          PERIOD ENDED
                           JANUARY 31,                            YEAR ENDED JULY 31,
                          -----------------------------------------------------------------------------------
                              2015                2014            2013         2012          2011       2010
                          -----------------------------------------------------------------------------------
Net asset value at
 beginning of period      $  20.00            $  18.36        $  14.22     $  13.75      $  11.82    $ 10.34
                          ----------------------------------------------------------------------------------
Income from
 investment operations:
 Net investment income         .12(d)              .29             .25          .21           .18        .18
 Net realized and
  unrealized gain              .26(d)             2.11            4.15          .45          1.91       1.47
                          ----------------------------------------------------------------------------------
Total from
 investment operations         .38(d)             2.40            4.40          .66          2.09       1.65
                          ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income        (.28)               (.21)           (.26)        (.19)         (.16)      (.17)
 Realized capital gains       (.73)               (.55)              -            -             -          -
                          ----------------------------------------------------------------------------------
Total distributions          (1.01)               (.76)           (.26)        (.19)         (.16)      (.17)
                          ----------------------------------------------------------------------------------
Net asset value at
 end of period            $  19.37            $  20.00        $  18.36     $  14.22      $  13.75    $ 11.82
                          ==================================================================================
Total return (%)*             1.69               13.34           31.31         4.95         17.74      15.97
Net assets at
 end of period (000)      $440,935            $330,114        $214,855     $171,322      $141,668    $87,698
Ratios to average
 net assets:**
 Expenses (%)(a)               .97(c)             1.00            1.01         1.00           .90(b)     .90(b)
 Net investment
  income (%)                  1.17(c)             1.59            1.54         1.61          1.35       1.38
Portfolio turnover (%)           8                  20              26           20            22         17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $402,345,000.
(a) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                             -                (.00%)(+)       (.00%)(+)    (.01%)        (.01%)     (.01%)
    (+) Represents less than 0.01% of average net assets.
(b) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.91% of the
    Institutional Shares' average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Calculated using average shares. For the six-month period ended January
    31, 2015, average shares were 19,865,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                          PERIOD ENDED                                                           PERIOD ENDED
                           JANUARY 31,                      YEAR ENDED JULY 31,                     JULY 31,
                          -----------------------------------------------------------------------------------
                                2015             2014               2013             2012             2011***
                          -----------------------------------------------------------------------------------
Net asset value at
 beginning of period          $19.94           $18.29             $14.16           $13.68           $12.07
                              ----------------------------------------------------------------------------
Income from
 investment operations:
 Net investment income           .09              .25                .15              .13              .08(a)
 Net realized and
  unrealized gain                .26             2.08               4.15              .44             1.65(a)
                              ----------------------------------------------------------------------------
Total from
 investment operations           .35             2.33               4.30              .57             1.73(a)
                              ----------------------------------------------------------------------------
Less distributions from:
 Net investment income          (.21)            (.13)              (.17)            (.09)            (.12)
 Realized capital gains         (.73)            (.55)                 -                -                -
                              ----------------------------------------------------------------------------
Total distributions             (.94)            (.68)              (.17)            (.09)            (.12)
                              ----------------------------------------------------------------------------
Net asset value at
 end of period                $19.35           $19.94             $18.29           $14.16           $13.68
                              ============================================================================
Total return (%)*               1.55            12.94              30.63             4.26            14.32
Net assets at
 end of period (000)          $8,605           $8,861             $8,237           $6,406           $6,161
Ratios to average
 net assets:**
 Expenses (%)(b)                1.35(c)          1.35(d)            1.57(d)          1.65(d)          1.65(c),(d)
 Expenses, excluding
  reimbursements (%)(b)         1.35(c)          1.35               1.57             1.66             2.00(c)
 Net investment income (%)       .84(c)          1.30                .99              .97              .58(c)
Portfolio turnover (%)             8               20                 26               20               22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $8,973,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   -             (.01%)             (.00%)(+)        (.01%)           (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.65% of the Adviser Shares'
    average net assets.

================================================================================

40  | USAA VALUE FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                        BEGINNING            ENDING            DURING PERIOD*
                                      ACCOUNT VALUE       ACCOUNT VALUE        AUGUST 1, 2014 -
                                      AUGUST 1, 2014     JANUARY 31, 2015      JANUARY 31, 2015
                                      ---------------------------------------------------------
FUND SHARES
Actual                                $1,000.00             $1,016.50               $5.54

Hypothetical
  (5% return before expenses)          1,000.00              1,019.71                5.55

INSTITUTIONAL SHARES
Actual                                 1,000.00              1,016.90                4.93

Hypothetical
  (5% return before expenses)          1,000.00              1,020.32                4.94

ADVISER SHARES
Actual                                 1,000.00              1,015.50                6.86

Hypothetical
  (5% return before expenses)          1,000.00              1,018.40                6.87

* Expenses are equal to the annualized expense ratio of 1.09% for Fund Shares, 0.97% for Institutional Shares, and 1.35% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.65% for Fund Shares, 1.69% for Institutional Shares, and 1.55% for Adviser Shares for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

42  | USAA VALUE FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     One Lincoln Street
                                     Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        We know what it means to serve.(R)

   =============================================================================
   40847-0315                                (C)2015, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/30/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      03/30/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.